                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-4571

  NAME OF REGISTRANT:                                                    VANGUARD PENNSYLVANIA TAX-FREE FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              ANNE E. ROBINSON

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          NOVEMBER 30

  DATE OF REPORTING PERIOD:                                        JULY 1, 2016 - JUNE 30, 2017

  FUND:   VANGUARD PENNSYLVANIA LONG-TERM TAX-EXEMPT FUND

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               PUERTO RICO PUB BLDGS AUTH REVGTD

  TICKER:               N/A                                  CUSIP:   745235F55

  MEETING DATE:   3/30/2017                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: BY MARKING FOR I DIRECT THE INSTITUTION         ISSUER            YES             FOR                  N/A

HOLDING MY BONDS TO TRANSMIT AND CONFIRM MY BOND

HOLDING INFORMATION FOR RECORDING IN THE REGISTRY. BY

 MARKING AGAINST MY BONDS SHALL BE MISSING FROM THE

REGISTRY.

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD PENNSYLVANIA TAX-FREE FUNDS

  By:     /s/F. William McNabb III

             F. William McNabb III*

             Chairman and Chief Executive Officer

  Date:   August 30, 2017

  *By:    /s/Anne E. Robinson

  Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016,

             see File Number 33-32548. Incorporated by Reference.